Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES:
Sales of products	$ 537,370	$ 403,963	$ 294,027
Service rendered	215,147	178,783	145,968
Total Revenues	752,517	582,746	439,995
COST OF REVENUES:
Cost of products sold	285,503	223,981	156,702
Cost of service rendered	127,216	105,572	91,753
Total Cost of Revenues	412,719	329,553	248,455
GROSS PROFIT	339,798	253,193	191,540
RESEARCH AND DEVELOPMENT COSTS:
Expenses incurred	108,516	91,320	72,736
Less- government participations	4,662	2,669	3,163
NET RESEARCH AND DEVELOPMENT COSTS	103,854	88,651	69,573
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	117,493	96,169	75,948
EQUITY IN EARNINGS OF FRONTLINE	(5,849)	(5,769)	(5,553)
AMORTIZATION OF INTANGIBLE ASSETS	30,224	19,235	4,041
GAIN FROM THE SALE OF THE THERMAL PRODUCTS BUSINESS	(628)
SPTS ACQUISITION COSTS		6,761
OPERATING INCOME	94,704	48,146	47,531
FINANCIAL EXPENSES - net	23,585	9,046	1,191
INCOME BEFORE TAXES ON INCOME	71,119	39,100	46,340
INCOME TAX EXPENSE	13,788	3,419	6,927
SHARE IN LOSSES OF EQUITY METHOD INVESTEE	615	417	252
NET INCOME	56,716	35,264	39,161
NET LOSS ATTRIBUTABLE TO NON-CONTORLLING INTERESTS	55	116	840
NET INCOME ATTRIBUTABLE TO ORBOTECH LTD.	$ 56,771	$ 35,380	$ 40,001
EARNING PER SHARE ATTRIBUTABLE TO ORBOTECH LTD:
Basic	$ 1.34	$ 0.85	$ 0.94
Diluted	$ 1.31	$ 0.83	$ 0.92
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EARNINGS PER SHARE- IN THOUSANDS:
Basic	42,412	41,703	42,571
Diluted	43,322	42,757	43,253